Consolidated statements of changes in owners'/partners' equity - USD ($) $ in Thousands		General partner units	Common units	Subordinated units	Incentive distribution rights	Preference units	Total Partners' equity	Total Owners' Capital	Total
Balance at the beginning of the year at Dec. 31, 2014	[1]	$ 6,085	$ 324,967	$ 77,088			$ 408,140	$ 269,342	$ 677,482
Balance at beginning of year (in units) at Dec. 31, 2014	[1]	492,750	14,322,358	9,822,358
Capital contributions								39,786	39,786
Dividend Declared								(10,800)	(10,800)
Profit attributable to GasLog's operations (see Note 17)								18,710	18,710
Other comprehensive income attributable to GasLog's operations								593	593
Total comprehensive income attributable to GasLog's operations								19,303	19,303
Cash distribution to GasLog in exchange for net assets contribution to the Partnership								(172,627)	(172,627)
Difference between net book values of acquired subsidiaries and consideration paid		$ (1,182)	$ (297)	$ (17,981)			(19,460)	19,460
Number of units issued for net proceeds from public offering of common units and issuance of general partner units (see Note 5)		153,061	7,500,000
Net proceeds from public offering of common units and issuance of general partner units (see Note 5)		$ 3,658	$ 171,831				175,489		175,489
Distributions declared (see Note 5)		(1,024)	(32,359)	(17,499)	$ (311)		(51,193)		(51,193)
Share-based compensation, net of accrued dividend		3	94	42	23		162		162
Partnership's profit (see Note 17)		1,302	43,197	18,136	2,405		65,040		65,040	[1]
Partnership's total comprehensive income		1,302	43,197	18,136	2,405		65,040		65,040
Balance at the end of the year at Dec. 31, 2015	[1]	$ 8,842	$ 507,433	$ 59,786	2,117		578,178	164,464	742,642
Balance at end of year (in units) at Dec. 31, 2015	[1]	645,811	21,822,358	9,822,358
Capital contributions								40,385	40,385
Profit attributable to GasLog's operations (see Note 17)								15,199	15,199
Other comprehensive income attributable to GasLog's operations								2,527	2,527
Total comprehensive income attributable to GasLog's operations								17,726	17,726
Cash distribution to GasLog in exchange for net assets contribution to the Partnership								(68,142)	(68,142)
Difference between net book values of acquired subsidiaries and consideration paid		$ (81)	$ (19)	$ (1,136)			(1,236)	1,236
Number of units issued for net proceeds from public offering of common units and issuance of general partner units (see Note 5)		56,122	2,750,000
Net proceeds from public offering of common units and issuance of general partner units (see Note 5)		$ 1,094	$ 52,299				53,393		53,393
Distributions declared (see Note 5)		(1,312)	(44,353)	(18,780)	(1,132)		(65,577)		(65,577)
Share-based compensation, net of accrued dividend		7	162	69	103		341		341
Partnership's profit (see Note 17)		1,545	49,886	21,049	4,790		77,270		77,270	[1]
Partnership's total comprehensive income		1,545	49,886	21,049	4,790		77,270		77,270
Balance at the end of the year at Dec. 31, 2016	[1]	$ 10,095	$ 565,408	$ 60,988	5,878		642,369	155,669	798,038
Balance at end of year (in units) at Dec. 31, 2016	[1]	701,933	24,572,358	9,822,358
Profit attributable to GasLog's operations (see Note 17)								18,716
Total comprehensive income attributable to GasLog's operations								18,716	18,716
Cash distribution to GasLog in exchange for net assets contribution to the Partnership								(192,168)	(192,168)
Difference between net book values of acquired subsidiaries and consideration paid		$ (1,295)	$ (6,167)	$ (10,321)			(17,783)	$ 17,783
Number of units issued for net proceeds from public offering of common units and issuance of general partner units (see Note 5)		134,846	6,607,405
Net proceeds from public offering of common units and issuance of general partner units (see Note 5)		$ 2,902	$ 139,421				142,323		142,323
Number of units issued for net proceeds from public offering of preference units (see Note 5)						5,750,000
Net proceeds from public offering and of preference units (see Note 5)						$ 138,804	138,804		138,804
Distributions declared (see Note 5)		(1,661)	(69,051)	(9,724)	(2,612)	(7,232)	(90,280)		(90,280)
Share-based compensation, net of accrued dividend		12	$ 451	$ 19	122		604		604
Number of units issued for conversion of subordinated units to common units (see Note 5)			9,822,358	(9,822,358)
Conversion of subordinated units to common units (see Note 5)			$ 46,047	$ (46,047)
Partnership's profit (see Note 17)		1,728	76,347	5,085	3,208	7,749	94,117		94,117
Partnership's total comprehensive income		1,728	76,347	$ 5,085	3,208	7,749	94,117		94,117
Balance at the end of the year at Dec. 31, 2017		$ 11,781	$ 752,456		$ 6,596	$ 139,321	$ 910,154		$ 910,154
Balance at end of year (in units) at Dec. 31, 2017		836,779	41,002,121			5,750,000

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).